Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 33,365	$ 720
Prepaid asset and other current assets	417,900	25,040
Current Assets	451,265	25,760
Assets held for sale	4,400,361	4,396,826
Property and Equipment, net	3,730
Due from Affiliates	1,876,298
Intangible assets	22,210
Land	1,190,655	1,190,655	3,576,130
Project development costs and other non-current assets	65,339	55,732	670,061
Equity-based investments	3,642,607	3,599,945	3,599,945
Other current assets		25,040
Total Assets	11,652,465	9,268,918	7,846,136
Current liabilities:
Accounts payable and accrued expenses	378,819	255,278	130,189
Due to affiliates	200,000	4,200,000	4,200,000
Short term notes payable, net	6,564,887	2,648,300	1,971,960
Total current liabilities	7,143,706	7,103,578	6,302,149
Commitments and contingencies
Stockholder’s equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, 0 issued and outstanding
Common stock, value	10,000	1	1
Additional paid-in capital	10,044,730	5,095,345	2,029,733
Accumulated deficit	(5,545,971)	(2,930,006)	(485,747)
Total stockholder’s equity	4,508,759	2,165,340	1,543,987
Total Liabilities and Stockholder’s Equity	$ 11,652,465	$ 9,268,918	$ 7,846,136